Annual Total Returns [BarChart] - LVIP Global Income Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	1.09%
2012	7.69%
2013	(2.76%)
2014	1.88%
2015	(2.02%)
2016	0.51%
2017	5.04%
2018	1.90%
2019	6.74%
2020	6.78%